Derivative Instruments - Narrative (Details) $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($)
Derivative Instruments
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 25.2
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments
Cash collateral for interest rate swap contracts	$ 0.4